Document And Entity Information	Feb. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	Affinity Bancshares, Inc.
Entity Central Index Key	0001823406
Entity Emerging Growth Company	true
Securities Act File Number	001-39914
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	82-1147778
Entity Address, Address Line One	3175 Highway 278
Entity Address, City or Town	Covington
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30014
City Area Code	770
Local Phone Number	786-7088
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AFBI
Security Exchange Name	NASDAQ